UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Talkot Capital, LLC
Address:  2400 Bridgeway, Suite 300
          Sausalito, CA 94965

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	M. Case Fitz-Gerald
Title: 	Chief Compliance Officer
Phone:	415-332-3760

Signature, Place, and Date of Signing:

   /s/  M. Case Fitz-Gerald    Sausalito, CA         2/13/13


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   33
Form 13F Information Table Value Total:	  $115,895 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F ile number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (x$1000) PRN AME  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
ASSURED GUARANTY LTD            COM             G0585R106   1636     115000              Sole               115000
AMPIO PHARMACEUTICALS INC       COM             03209T109   1031     287072              Sole               287072
APOLLO COMMERCIAL REAL ESTATE   COM             03762U105   7619     469436              Sole               469436
BJ'S RESTAURANTS INC            COM             09180C106   823      25000               Sole               25000
COMMUNITY BANKERS TRUST CORP    COM             203612106   848      320100              Sole               320100
CAI INTERNATIONAL INC           COM             12477X106   3293     150000              Sole               150000
COLONY FINANCIAL INC            COM             19624R106   13106    672114              Sole               672114
CROSSROADS SYSTEMS INC          COM             22765D209   1165     405913              Sole               405913
DYNEX CAPITAL INC               COM             26817Q506   12320    1305083             Sole               1305083
FEDERAL AGRIC MTG CORP          COM             313148306   459      14113               Sole               14113
GOLD STANDARD VENTURES CORP     COM             380738104   79       60057               Sole               60057
HFF INC-CLASS A                 COM             40418F108   3269     219381              Sole               219381
IMPERIAL HOLDINGS INC           COM             452834104   1115     250631              Sole               250631
LIFEVANTAGE CORP                COM             53222K106   745      340000              Sole               340000
MBIA INC                        COM             55262C100   393      50000               Sole               50000
MEADOWBROOK INSURANCE GROUP     COM             58319P108   1012     175000              Sole               175000
MVC CAPITAL INC                 COM             553829102   727      59800               Sole               59800
NEWCASTLE INVESTMENT CORP       COM             65105M108   16067    1851076             Sole               1851076
NOVATION COMPANIES INC          COM             66989V107   1179     1901500             Sole               1901500
NORTHSTAR REALTY FINANCE CORP   COM             66704R100   11738    1667274             Sole               1667274
NATURAL RESOURCE PARTNERS LP    COM             63900P103   767      41385               Sole               41385
NATIONSTAR MORTGAGE HOLDINGS    COM             63861C109   4554     147010              Sole               147010
HIGHER ONE HOLDINGS INC         COM             42983D104   1054     100000              Sole               100000
PARAMETRIC SOUND CORP           COM             699172201   379      55000               Sole               55000
PHOENIX COMPANIES INC           COM             71902E604   2206     89192               Sole               89192
PARAMOUNT GOLD AND SILVER       COM             69924P102   928      400000              Sole               400000
RESOLUTE ENERGY CORP            COM             76116A108   1748     215000              Sole               215000
STAR SCIENTIFIC INC             COM             85517P101   603      225000              Sole               225000
STARWOOD PROPERTY TRUST INC     COM             85571B105   4018     175000              Sole               175000
TOWER GROUP INC                 COM             891777104   889      50000               Sole               50000
WALKER & DUNLOP INC             COM             93148P102   18871    1132684             Sole               1132684
WESTERN ASSET MORTGAGE CAPITAL  COM             95790D105   304      15355               Sole               15355
WESTERN UNION CO                COM             959802109   953      70000               Sole               70000